Supplemental Disclosures of Cash flow Information - Schedule of Supplemental Disclosures of Cash flow Information (Details) (Sun & Sun Industries Inc [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Cash paid for interest	$ 62,710	$ 59,344	$ 86,051	$ 105,462
Cash paid for income taxes
Total	$ 62,710	$ 59,344	$ 86,051	$ 105,462